Distribution Date:	05/17/22	WFRBS Commercial Mortgage Trust 2014-C23
Determination Date:	05/11/22
Next Distribution Date:	06/17/22
Record Date:	04/29/22	Commercial Mortgage Pass-Through Certificates
Series 2014-C23

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	RBS Commercial Funding Inc.
Certificate Factor Detail	3		Thomas Conway	(203) 897-2365
Certificate Interest Reconciliation Detail	4		600 Washington Boulevard | Stamford, CT 06901 | United States
		Master Servicer	Wells Fargo Bank, N.A.
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Exchangeable Certificate Factor Detail	6
			1901 Harrison Street | Oakland, CA 94612 | United States
Additional Information	7	Master Servicer	National Cooperative Bank, N.A.
Bond / Collateral Reconciliation - Cash Flows	8		Kathleen Luzik	(703) 302-1902
Bond / Collateral Reconciliation - Balances	9		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Current Mortgage Loan and Property Stratification	10-14	Special Servicer	CWCapital Asset Management LLC
Mortgage Loan Detail (Part 1)	15-17		Brian Hanson		bhanson@cwcapital.com
Mortgage Loan Detail (Part 2)	18-20		900 19th Street, NW, 8th Floor | Washington, DC 20006 | United States
Principal Prepayment Detail	21	Administrator	Trimont Real Estate Advisors, LLC
			Trust Advisor		Trustadvisor@trimontrea.com
Historical Detail	22
			3500 Lenox Road, Suite G1 | Atlanta, GA 30326 | United States
Delinquency Loan Detail	23
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	24		Bank, N.A.
Specially Serviced Loan Detail - Part 1	25		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
					trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	26		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	27	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	28		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Bond / Collateral Loss Reconciliation Detail	29		1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	30
Supplemental Notes	31

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	92939HAU9	1.663000%	43,360,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	92939HAV7	3.185000%	33,162,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	92939HAW5	3.711000%	8,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	92939HAX3	3.650000%	245,000,000.00	204,106,996.48	0.00	620,825.45	0.00	0.00	620,825.45	204,106,996.48	36.30%	30.00%
A-5	92939HAY1	3.917000%	257,750,000.00	257,750,000.00	0.00	841,338.96	0.00	0.00	841,338.96	257,750,000.00	36.30%	30.00%
A-SB	92939HAZ8	3.636000%	70,822,000.00	34,538,525.76	1,176,300.80	104,651.73	0.00	0.00	1,280,952.53	33,362,224.96	36.30%	30.00%
A-S	92939HBA2	4.210000%	56,451,000.00	56,451,000.00	0.00	198,048.93	0.00	0.00	198,048.93	56,451,000.00	29.04%	24.00%
B	92939HBB0	4.386742%	44,691,000.00	44,691,000.00	0.00	163,373.24	0.00	0.00	163,373.24	44,691,000.00	23.30%	19.25%
C	92939HBC8	3.859742%	35,281,000.00	35,281,000.00	0.00	113,479.63	0.00	0.00	113,479.63	35,281,000.00	18.76%	15.50%
D	92939HAJ4	4.002742%	76,444,000.00	76,444,000.00	0.00	254,988.01	0.00	0.00	254,988.01	76,444,000.00	8.92%	7.38%
E	92939HAL9	3.400000%	11,761,000.00	11,761,000.00	0.00	33,322.83	0.00	0.00	33,322.83	11,761,000.00	7.41%	6.13%
F	92939HAN5	3.400000%	17,641,000.00	17,641,000.00	0.00	100,103.22	0.00	0.00	100,103.22	17,641,000.00	5.14%	4.25%
G	92939HAQ8	3.400000%	39,986,629.00	39,986,629.00	0.00	14,371.58	0.00	0.00	14,371.58	39,986,629.00	0.00%	0.00%
R	92939HAS4	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			940,849,630.00	778,651,151.24	1,176,300.80	2,444,503.58	0.00	0.00	3,620,804.38	777,474,850.44

X-A	92939HBE4	0.555954%	715,045,000.00	552,846,522.24	0.00	256,130.87	0.00	0.00	256,130.87	551,670,221.44
X-B	92939HBF1	0.306539%	156,416,000.00	156,416,000.00	0.00	39,956.32	0.00	0.00	39,956.32	156,416,000.00
X-C	92939HAA3	0.986742%	11,761,000.00	11,761,000.00	0.00	9,670.89	0.00	0.00	9,670.89	11,761,000.00
X-D	92939HAC9	0.986742%	17,641,000.00	17,641,000.00	0.00	14,505.93	0.00	0.00	14,505.93	17,641,000.00
X-E	92939HAE5	0.986742%	39,986,629.00	39,986,629.00	0.00	32,880.41	0.00	0.00	32,880.41	39,986,629.00
X-Y	92939HAG0	0.100000%	39,033,711.00	7,783,820.23	0.00	648.65	0.00	0.00	648.65	7,766,082.79
Notional SubTotal			979,883,340.00	786,434,971.47	0.00	353,793.07	0.00	0.00	353,793.07	785,240,933.23

Deal Distribution Total					1,176,300.80	2,798,296.65	0.00	0.00	3,974,597.45

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	92939HAU9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	92939HAV7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	92939HAW5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	92939HAX3	833.08978155	0.00000000	2.53398143	0.00000000	0.00000000	0.00000000	0.00000000	2.53398143	833.08978155
A-5	92939HAY1	1,000.00000000	0.00000000	3.26416667	0.00000000	0.00000000	0.00000000	0.00000000	3.26416667	1,000.00000000
A-SB	92939HAZ8	487.68074553	16.60925701	1.47767262	0.00000000	0.00000000	0.00000000	0.00000000	18.08692963	471.07148852
A-S	92939HBA2	1,000.00000000	0.00000000	3.50833342	0.00000000	0.00000000	0.00000000	0.00000000	3.50833342	1,000.00000000
B	92939HBB0	1,000.00000000	0.00000000	3.65561836	0.00000000	0.00000000	0.00000000	0.00000000	3.65561836	1,000.00000000
C	92939HBC8	1,000.00000000	0.00000000	3.21645163	0.00000000	0.00000000	0.00000000	0.00000000	3.21645163	1,000.00000000
D	92939HAJ4	1,000.00000000	0.00000000	3.33561836	0.00000000	0.00000000	0.00000000	0.00000000	3.33561836	1,000.00000000
E	92939HAL9	1,000.00000000	0.00000000	2.83333305	0.00000000	0.00000000	0.00000000	0.00000000	2.83333305	1,000.00000000
F	92939HAN5	1,000.00000000	0.00000000	5.67446403	(2.84113089)	0.00000000	0.00000000	0.00000000	5.67446403	1,000.00000000
G	92939HAQ8	1,000.00000000	0.00000000	0.35940964	2.47392372	13.43993213	0.00000000	0.00000000	0.35940964	1,000.00000000
R	92939HAS4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	92939HBE4	773.16325859	0.00000000	0.35820245	0.00000000	0.00000000	0.00000000	0.00000000	0.35820245	771.51818618
X-B	92939HBF1	1,000.00000000	0.00000000	0.25544906	0.00000000	0.00000000	0.00000000	0.00000000	0.25544906	1,000.00000000
X-C	92939HAA3	1,000.00000000	0.00000000	0.82228467	0.00000000	0.00000000	0.00000000	0.00000000	0.82228467	1,000.00000000
X-D	92939HAC9	1,000.00000000	0.00000000	0.82228502	0.00000000	0.00000000	0.00000000	0.00000000	0.82228502	1,000.00000000
X-E	92939HAE5	1,000.00000000	0.00000000	0.82228512	0.00000000	0.00000000	0.00000000	0.00000000	0.82228512	1,000.00000000
X-Y	92939HAG0	199.41276478	0.00000000	0.01661769	0.00000000	0.00000000	0.00000000	0.00000000	0.01661769	198.95835141

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	04/01/22 - 04/30/22	30	0.00	620,825.45	0.00	620,825.45	0.00	0.00	0.00	620,825.45	0.00
A-5	04/01/22 - 04/30/22	30	0.00	841,338.96	0.00	841,338.96	0.00	0.00	0.00	841,338.96	0.00
A-SB	04/01/22 - 04/30/22	30	0.00	104,651.73	0.00	104,651.73	0.00	0.00	0.00	104,651.73	0.00
X-A	04/01/22 - 04/30/22	30	0.00	256,130.87	0.00	256,130.87	0.00	0.00	0.00	256,130.87	0.00
X-B	04/01/22 - 04/30/22	30	0.00	39,956.32	0.00	39,956.32	0.00	0.00	0.00	39,956.32	0.00
X-C	04/01/22 - 04/30/22	30	0.00	9,670.89	0.00	9,670.89	0.00	0.00	0.00	9,670.89	0.00
X-D	04/01/22 - 04/30/22	30	0.00	14,505.93	0.00	14,505.93	0.00	0.00	0.00	14,505.93	0.00
X-E	04/01/22 - 04/30/22	30	0.00	32,880.41	0.00	32,880.41	0.00	0.00	0.00	32,880.41	0.00
X-Y	04/01/22 - 04/30/22	30	0.00	648.65	0.00	648.65	0.00	0.00	0.00	648.65	0.00
A-S	04/01/22 - 04/30/22	30	0.00	198,048.93	0.00	198,048.93	0.00	0.00	0.00	198,048.93	0.00
B	04/01/22 - 04/30/22	30	0.00	163,373.24	0.00	163,373.24	0.00	0.00	0.00	163,373.24	0.00
C	04/01/22 - 04/30/22	30	0.00	113,479.63	0.00	113,479.63	0.00	0.00	0.00	113,479.63	0.00
D	04/01/22 - 04/30/22	30	0.00	254,988.01	0.00	254,988.01	0.00	0.00	0.00	254,988.01	0.00
E	04/01/22 - 04/30/22	30	0.00	33,322.83	0.00	33,322.83	0.00	0.00	0.00	33,322.83	0.00
F	04/01/22 - 04/30/22	30	50,120.39	49,982.83	0.00	49,982.83	(50,120.39)	0.00	0.00	100,103.22	0.00
G	04/01/22 - 04/30/22	30	438,493.71	113,295.45	0.00	113,295.45	98,923.87	0.00	0.00	14,371.58	537,417.58
Totals			488,614.10	2,847,100.13	0.00	2,847,100.13	48,803.48	0.00	0.00	2,798,296.65	537,417.58

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 31

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	92939HBA2	4.210000%	56,451,000.00	56,451,000.00	0.00	198,048.93	0.00	0.00	198,048.93	56,451,000.00
A-S (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	92939HBB0	4.386742%	44,691,000.00	44,691,000.00	0.00	163,373.24	0.00	0.00	163,373.24	44,691,000.00
B (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	92939HBC8	3.859742%	35,281,000.00	35,281,000.00	0.00	113,479.63	0.00	0.00	113,479.63	35,281,000.00
C (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			136,423,000.03	136,423,000.00	0.00	474,901.80	0.00	0.00	474,901.80	136,423,000.00

Exchangeable Certificate Details
PEX	92939HBD6	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 31

Exchangeable Certificate Factor Detail
Cumulative
			Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance Principal Distribution Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
None

© 2021 Computershare. All rights reserved. Confidential.								Page 6 of 31

	Additional Information
Total Available Distribution Amount (1)	3,974,597.45
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,837,882.11	Master Servicing Fee	18,489.82
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,897.20
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	324.34
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	1,340.48
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,837,882.11	Total Fees	23,261.84

Principal		Expenses/Reimbursements
Scheduled Principal	1,176,300.80	Reimbursement for Interest on Advances	15,083.48
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,231.54
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,176,300.80	Total Expenses/Reimbursements	16,315.02

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,798,296.65
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,176,300.80
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,974,597.45
Total Funds Collected	4,014,182.91	Total Funds Distributed	4,014,174.31

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	778,421,530.89	778,421,530.89	Beginning Certificate Balance	778,651,151.24
(-) Scheduled Principal Collections	1,176,300.80	1,176,300.80	(-) Principal Distributions	1,176,300.80
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	777,245,230.09	777,245,230.09	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	778,421,530.91	778,421,530.91	Ending Certificate Balance	777,474,850.44
Ending Actual Collateral Balance	777,245,230.11	777,245,230.11

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	229,620.35
Beginning Cumulative Advances	0.00	229,620.71	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	229,620.35
Ending Cumulative Advances	0.00	229,620.71	Net WAC Rate	4.39%
			UC / (OC) Interest	839.40
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 31

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	20	112,526,685.44	14.48%	27	4.4843	NAP	Defeased	20	112,526,685.44	14.48%	27	4.4843	NAP
1,000,000 or less	1	944,320.10	0.12%	28	4.3800	2.959700	1.20 or less	16	336,864,707.70	43.34%	28	4.3726	0.940753
1,000,001 to 2,000,000	14	20,013,765.19	2.57%	28	4.3234	1.747559	1.21 to 1.30	2	40,626,123.55	5.23%	28	4.4254	1.298971
2,000,001 to 3,000,000	6	14,129,198.57	1.82%	27	4.4868	2.614094	1.31 to 1.40	4	26,514,163.81	3.41%	29	4.6308	1.356351
3,000,001 to 4,000,000	2	7,152,815.30	0.92%	29	4.8504	1.764719	1.41 to 1.50	2	12,333,180.76	1.59%	27	4.4757	1.500495
4,000,001 to 5,000,000	3	13,630,518.52	1.75%	28	4.4552	2.186535	1.51 to 1.60	1	1,068,008.20	0.14%	27	5.2500	1.563800
5,000,001 to 6,000,000	2	11,900,000.00	1.53%	28	4.4357	3.252124	1.61 to 1.70	2	4,317,388.86	0.56%	28	4.5195	1.650467
6,000,001 to 7,000,000	4	26,908,747.25	3.46%	28	4.4232	2.117683	1.71 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
7,000,001 to 8,000,000	2	15,263,197.92	1.96%	28	4.6292	1.001781	1.81 to 1.90	7	49,450,986.61	6.36%	28	4.4520	1.846397
8,000,001 to 9,000,000	4	33,754,054.48	4.34%	27	4.6568	1.720571	1.91 to 2.00	1	6,886,052.13	0.89%	28	4.9900	1.955100
9,000,001 to 10,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	3	129,000,017.85	16.60%	28	4.0961	2.108630
10,000,001 to 15,000,000	6	76,671,677.27	9.86%	28	4.5716	1.684698	2.26 to 2.50	5	23,643,106.60	3.04%	27	4.5532	2.419246
15,000,001 to 20,000,000	1	18,985,566.83	2.44%	29	4.5000	1.291300	2.51 to 3.50	6	18,882,015.37	2.43%	28	4.3514	3.025048
20,000,001 to 30,000,000	3	71,307,659.94	9.17%	31	3.8504	0.671379	3.51 to 4.00	3	13,120,615.79	1.69%	28	4.4477	3.716132
30,000,001 to 50,000,000	1	39,606,259.91	5.10%	28	4.6000	1.161300	4.01 or Greater	1	2,012,177.42	0.26%	28	4.2800	4.500600
50,000,001 to 70,000,000	2	126,653,518.15	16.30%	28	4.3912	0.962068	Totals	73	777,245,230.09	100.00%	28	4.3746	1.474169
70,000,001 to 90,000,000	1	71,127,245.22	9.15%	27	4.5700	1.149400
90,000,001 or greater	1	116,670,000.00	15.01%	28	4.0500	2.095800
Totals	73	777,245,230.09	100.00%	28	4.3746	1.474169
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 31

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	20	112,526,685.44	14.48%	27	4.4843	NAP
							Defeased	20	112,526,685.44	14.48%	27	4.4843	NAP
Arizona	2	19,751,806.15	2.54%	28	4.5666	1.864559
							Industrial	1	6,000,000.00	0.77%	28	4.5790	2.830100
California	12	286,142,227.81	36.81%	28	4.2536	1.703944
							Lodging	7	58,504,456.60	7.53%	27	4.6311	1.164480
Florida	4	20,527,184.68	2.64%	27	4.6346	1.265836
							Mixed Use	8	117,884,732.39	15.17%	27	4.5465	1.269456
Georgia	1	1,880,719.84	0.24%	28	4.3100	1.401900
							Mobile Home Park	3	10,420,961.77	1.34%	28	4.5142	2.535477
Illinois	2	39,606,259.91	5.10%	28	4.6000	1.161300
							Multi-Family	11	17,978,998.56	2.31%	28	4.1782	1.565435
Kentucky	1	3,877,691.67	0.50%	29	4.8000	1.322500
							Office	10	233,875,175.21	30.09%	29	4.1386	1.586461
Louisiana	4	34,199,340.16	4.40%	28	4.5386	1.528216
							Retail	26	198,084,629.60	25.49%	28	4.4044	1.287921
Maryland	1	1,637,947.74	0.21%	27	4.5000	1.035000
							Self Storage	6	21,969,590.52	2.83%	27	4.4904	3.021489
Massachusetts	2	13,578,856.23	1.75%	28	4.5151	1.352051
							Totals	92	777,245,230.09	100.00%	28	4.3746	1.474169
Michigan	3	9,991,043.91	1.29%	27	5.0271	0.774228

Mississippi	1	2,109,218.51	0.27%	28	4.3100	1.401900

New Mexico	1	2,896,758.21	0.37%	27	4.7400	1.655600

New York	11	110,384,432.47	14.20%	30	4.1410	0.952436

North Carolina	2	6,157,722.27	0.79%	29	4.6291	1.873352

Ohio	1	2,658,604.19	0.34%	27	4.5400	1.891300

South Carolina	3	14,000,554.09	1.80%	28	4.4620	1.675830

Tennessee	1	8,508,306.46	1.09%	28	4.4000	2.412300

Texas	5	28,433,148.37	3.66%	28	4.4505	2.036339

Utah	1	2,242,888.13	0.29%	28	4.6800	3.666900

Virginia	4	12,796,466.68	1.65%	27	4.5000	1.035000

Washington, DC	10	43,337,367.17	5.58%	27	4.5000	1.035000

Totals	92	777,245,230.09	100.00%	28	4.3746	1.474169

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	20	112,526,685.44	14.48%	27	4.4843	NAP	Defeased	20	112,526,685.44	14.48%	27	4.4843	NAP
	4.000% or less	7	35,124,547.52	4.52%	37	3.2665	0.430527	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	4	126,556,570.14	16.28%	28	4.0509	2.150162	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	15	253,605,569.81	32.63%	28	4.3748	1.272808	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	20	213,807,008.59	27.51%	28	4.5927	1.488865	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	5	26,290,396.28	3.38%	29	4.9024	1.838824	49 months or greater	53	664,718,544.65	85.52%	28	4.3561	1.477101
	5.001% or greater	2	9,334,452.31	1.20%	27	5.1260	0.552020	Totals	73	777,245,230.09	100.00%	28	4.3746	1.474169
	Totals	73	777,245,230.09	100.00%	28	4.3746	1.474169
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	20	112,526,685.44	14.48%	27	4.4843	NAP	Defeased	20	112,526,685.44	14.48%	27	4.4843	NAP
	61 months or less	53	664,718,544.65	85.52%	28	4.3561	1.477101	Interest Only	5	144,370,000.00	18.57%	28	4.1129	2.268784
62 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	10	67,200,197.06	8.65%	28	4.6528	1.392161
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	35	379,134,532.23	48.78%	29	4.3580	1.250196
	Totals	73	777,245,230.09	100.00%	28	4.3746	1.474169	301 months to 360 months	1	71,127,245.22	9.15%	27	4.5700	1.149400
								361 months or greater	2	2,886,570.14	0.37%	28	4.0903	1.736491
								Totals	73	777,245,230.09	100.00%	28	4.3746	1.474169
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	20	112,526,685.44	14.48%	27	4.4843	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	43	642,586,009.33	82.67%	28	4.3541	1.475257
	13 months to 24 months	9	21,072,412.49	2.71%	28	4.4328	1.557839
	25 months or greater	1	1,060,122.83	0.14%	27	4.0000	0.990000
	Totals	73	777,245,230.09	100.00%	28	4.3746	1.474169
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	310925932	OF	Los Angeles	CA	Actual/360	4.050%	393,761.25	0.00	0.00	N/A	09/01/24	--	116,670,000.00	116,670,000.00	05/01/22
2	310924360	RT	Corona	CA	Actual/360	4.300%	247,270.14	123,883.44	0.00	N/A	09/11/24	--	69,005,620.00	68,881,736.56	05/11/22
3	310925839	MU	New York	NY	Actual/360	4.570%	271,207.56	86,993.26	0.00	N/A	08/11/24	--	71,214,238.48	71,127,245.22	05/11/22
4	440000401	Various Various		Various	Actual/360	4.500%	217,036.60	104,645.24	0.00	N/A	08/01/24	--	57,876,426.83	57,771,781.59	05/01/22
5	302530005	OF	Schaumburg	IL	Actual/360	4.600%	152,076.22	65,797.64	0.00	N/A	09/01/24	--	39,672,057.55	39,606,259.91	05/01/22
6	440000420	OF	Albany	NY	Actual/360	3.000%	64,153.48	0.00	0.00	N/A	09/01/25	--	25,661,392.68	25,661,392.68	05/06/22
7	310924024	LO	New Orleans	LA	Actual/360	4.360%	78,878.27	69,059.05	0.00	N/A	08/11/24	--	21,709,615.77	21,640,556.72	05/11/22
8	310925180	OF	Culver City	CA	Actual/360	4.480%	81,467.47	46,423.44	0.00	N/A	09/11/24	06/11/24	21,821,643.99	21,775,220.55	05/11/22
9	820923764	RT	Antioch	CA	Actual/360	4.300%	86,158.60	38,549.00	0.00	N/A	07/11/24	--	24,044,259.54	24,005,710.54	05/11/22
10	302530010	RT	Simi Valley	CA	Actual/360	4.500%	71,346.34	40,124.43	0.00	N/A	10/01/24	--	19,025,691.26	18,985,566.83	05/01/22
11	440000431	MF	WinstonSalem	NC	Actual/360	4.500%	75,571.23	34,886.17	0.00	N/A	10/01/24	--	20,152,327.22	20,117,441.05	05/01/22
13	302530013	OF	Pomona	CA	Actual/360	4.720%	57,043.93	43,845.86	0.00	N/A	10/01/24	--	14,502,692.88	14,458,847.02	05/01/22
14	310924797	LO	Orlando	FL	Actual/360	4.640%	54,308.60	29,385.02	0.00	N/A	08/11/24	--	14,045,327.39	14,015,942.37	05/11/22
15	780925073	MU	Frisco	TX	Actual/360	4.340%	49,507.15	21,595.74	0.00	N/A	09/11/24	--	13,688,613.75	13,667,018.01	05/11/22
16	780925289	RT	Chandler	AZ	Actual/360	4.340%	46,614.32	22,996.90	0.00	N/A	09/11/24	--	12,888,750.92	12,865,754.02	05/11/22
17	416000160	Various Shreveport		LA	Actual/360	4.890%	44,696.00	21,902.86	0.00	N/A	10/01/24	--	10,968,343.58	10,946,440.72	05/01/22
18	416000158	OF	Houston	TX	Actual/360	4.530%	40,544.38	22,556.67	0.00	N/A	10/01/24	--	10,740,231.80	10,717,675.13	05/01/22
19	440000424	SS	Yukon	OK	Actual/360	4.437%	35,679.64	20,650.63	0.00	N/A	09/01/24	--	9,649,666.01	9,629,015.38	05/01/22
21	310924346	RT	Jacksonville	FL	Actual/360	4.350%	34,243.40	18,026.84	0.00	N/A	05/01/24	--	9,446,454.68	9,428,427.84	05/01/22
22	416000150	LO	Various	MI	Actual/360	5.110%	35,305.12	24,387.58	0.00	N/A	08/01/24	--	8,290,831.69	8,266,444.11	05/01/22
24	310924683	MU	Merced	CA	Actual/360	4.570%	31,215.46	17,315.58	0.00	N/A	08/11/24	--	8,196,619.49	8,179,303.91	05/11/22
25	310924957	RT	Murfreesboro	TN	Actual/360	4.400%	31,252.37	15,068.01	0.00	N/A	09/11/24	--	8,523,374.47	8,508,306.46	05/11/22
26	302530026	LO	Lenox	MA	Actual/360	4.660%	28,964.75	30,036.56	0.00	N/A	09/01/24	--	7,458,734.66	7,428,698.10	05/01/22
27	440000412	RT	Columbia	SC	Actual/360	4.600%	30,095.22	16,427.26	0.00	N/A	09/01/24	--	7,850,927.08	7,834,499.82	05/01/22
28	310923752	SS	San Rafael	CA	Actual/360	4.560%	33,440.00	0.00	0.00	N/A	07/11/24	--	8,800,000.00	8,800,000.00	05/11/22
29	440000427	SS	Yukon	OK	Actual/360	4.430%	25,440.73	14,762.04	0.00	N/A	09/01/24	--	6,891,393.24	6,876,631.20	05/01/22
30	890924563	RT	Surprise	AZ	Actual/360	4.990%	28,691.34	13,669.30	0.00	N/A	09/11/24	--	6,899,721.43	6,886,052.13	05/11/22
32	310925303	RT	Various	Various	Actual/360	4.310%	24,725.52	11,597.80	0.00	N/A	09/11/24	--	6,884,134.79	6,872,536.99	05/11/22

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
33	310923717	RT	Los Angeles	CA	Actual/360	4.050%	23,625.00	0.00	0.00	N/A	08/11/24	--	7,000,000.00	7,000,000.00	05/11/22
34	310924134	OF	Plymouth	MA	Actual/360	4.340%	22,278.22	9,718.08	0.00	N/A	09/11/24	--	6,159,876.21	6,150,158.13	05/11/22
35	440000429	IN	Windsor	CA	Actual/360	4.579%	22,895.00	0.00	0.00	N/A	09/01/24	--	6,000,000.00	6,000,000.00	05/01/22
36	310924234	SS	Corona	CA	Actual/360	4.290%	21,092.50	0.00	0.00	N/A	08/11/24	--	5,900,000.00	5,900,000.00	05/11/22
37	302530037	SS	Sugar Land	TX	Actual/360	4.590%	18,698.09	10,181.36	0.00	N/A	10/05/24	--	4,888,390.51	4,878,209.15	05/05/22
39	302530039	SS	Pearland	TX	Actual/360	4.590%	17,405.14	9,477.32	0.00	N/A	10/05/24	--	4,550,364.27	4,540,886.95	05/05/22
40	302530040	MH	El Centro	CA	Actual/360	4.530%	18,819.69	7,620.72	0.00	N/A	09/02/24	--	4,985,348.38	4,977,727.66	05/02/22
41	416000157	RT	Greenville	SC	Actual/360	4.290%	14,882.61	9,090.18	0.00	N/A	09/01/24	--	4,162,967.03	4,153,876.85	05/01/22
42	416000159	LO	Lexington	KY	Actual/360	4.800%	15,557.41	11,659.95	0.00	N/A	10/01/24	--	3,889,351.62	3,877,691.67	05/01/22
43	440000414	MH	Gainesville	FL	Actual/360	4.525%	16,990.65	6,893.43	0.00	N/A	09/01/24	--	4,505,807.44	4,498,914.01	05/01/22
44	440000428	MU	Mustang	OK	Actual/360	4.437%	13,379.87	7,743.98	0.00	N/A	09/01/24	--	3,618,624.86	3,610,880.88	05/01/22
47	416000161	LO	Wilmington	NC	Actual/360	4.910%	13,440.54	9,733.80	0.00	N/A	10/01/24	--	3,284,857.43	3,275,123.63	05/01/22
48	410924494	SS	Brownsville	TX	Actual/360	4.400%	12,986.64	6,292.66	0.00	N/A	05/11/24	--	3,541,811.83	3,535,519.17	05/11/22
49	302530049	SS	Riverview	FL	Actual/360	4.640%	13,399.27	6,300.92	0.00	N/A	09/01/24	--	3,465,327.51	3,459,026.59	05/01/22
51	302530051	SS	Lehigh Acres	FL	Actual/360	4.730%	12,607.87	5,737.73	0.00	N/A	09/01/24	--	3,198,612.93	3,192,875.20	05/01/22
52	410923469	OF	Wilmington	NC	Actual/360	4.300%	11,520.20	5,800.30	0.00	N/A	08/11/24	05/11/24	3,214,938.89	3,209,138.59	05/11/22
54	302530054	SS	Houston	TX	Actual/360	4.590%	11,106.14	6,047.43	0.00	N/A	10/05/24	--	2,903,565.73	2,897,518.30	05/05/22
55	410923792	RT	Albuquerque	NM	Actual/360	4.740%	11,465.85	5,989.15	0.00	N/A	08/01/24	--	2,902,747.36	2,896,758.21	05/01/22
56	410924413	MF	West Chester Township OH		Actual/360	4.540%	10,089.89	8,327.59	0.00	N/A	08/11/24	--	2,666,931.78	2,658,604.19	05/11/22
58	410923724	SS	Santa Cruz	CA	Actual/360	4.530%	8,646.62	7,159.54	0.00	N/A	08/11/24	--	2,290,494.83	2,283,335.29	05/11/22
59	410924497	SS	San Antonio	TX	Actual/360	4.400%	9,529.16	4,617.34	0.00	N/A	05/11/24	--	2,598,861.87	2,594,244.53	05/11/22
60	302530060	SS	Webster	TX	Actual/360	4.590%	9,176.65	4,996.81	0.00	N/A	10/05/24	--	2,399,125.05	2,394,128.24	05/05/22
61	410923184	SS	Saratoga Springs	UT	Actual/360	4.680%	8,774.09	6,878.53	0.00	N/A	09/01/24	--	2,249,766.66	2,242,888.13	05/01/22
62	410924495	SS	McAllen	TX	Actual/360	4.400%	9,276.17	4,494.76	0.00	N/A	05/11/24	--	2,529,865.50	2,525,370.74	05/11/22
64	302530064	SS	Hobe Sound	FL	Actual/360	4.820%	8,761.17	3,859.83	0.00	N/A	09/01/24	--	2,181,203.20	2,177,343.37	05/01/22
67	470090970	MF	Elmhurst	NY	Actual/360	4.000%	6,800.31	4,657.66	0.00	N/A	08/01/24	--	2,040,092.99	2,035,435.33	05/01/22
68	410925129	RT	Charleston	SC	Actual/360	4.280%	7,192.49	4,409.41	0.00	N/A	09/11/24	--	2,016,586.83	2,012,177.42	05/11/22
69	410924500	SS	Brownsville	TX	Actual/360	4.400%	7,842.58	3,800.11	0.00	N/A	05/11/24	--	2,138,886.60	2,135,086.49	05/11/22

© 2021 Computershare. All rights reserved. Confidential.																Page 16 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
71	470091740	MF	Yonkers	NY	Actual/360	4.000%	6,233.62	4,269.52	0.00	N/A	08/01/24	--	1,870,085.11	1,865,815.59	05/01/22
72	410925505	SS	Palm Springs	CA	Actual/360	4.420%	7,056.32	2,982.54	0.00	N/A	06/11/24	--	1,915,741.88	1,912,759.34	05/11/22
73	470091940	MF	Bronx	NY	Actual/360	3.940%	5,584.84	3,894.41	0.00	N/A	09/01/24	--	1,700,966.46	1,697,072.05	05/01/22
74	410923656	MF	Canton Township	MI	Actual/360	4.630%	6,668.05	3,620.73	0.00	N/A	08/11/24	--	1,728,220.53	1,724,599.80	05/11/22
75	790924907	MH	Grand Rapids	MI	Actual/360	4.520%	6,178.96	3,470.65	0.00	N/A	06/11/24	--	1,640,432.53	1,636,961.88	05/11/22
76	410924609	RT	Kenner	LA	Actual/360	4.550%	6,126.37	3,404.28	0.00	N/A	09/11/24	--	1,615,747.00	1,612,342.72	05/11/22
78	470091880	MF	New York	NY	Actual/360	4.000%	5,111.08	3,482.40	0.00	N/A	09/01/24	--	1,533,323.53	1,529,841.13	05/01/22
79	410925101	SS	Mesquite	TX	Actual/360	4.510%	5,304.06	2,989.96	0.00	N/A	09/11/24	--	1,411,280.35	1,408,290.39	05/11/22
80	470092070	MF	Brooklyn	NY	Actual/360	4.110%	5,026.90	1,769.99	0.00	N/A	09/01/24	--	1,467,709.48	1,465,939.49	05/01/22
82	470091910	MF	New York	NY	Actual/360	4.070%	4,824.14	1,721.55	0.00	N/A	10/01/24	--	1,422,352.20	1,420,630.65	05/01/22
83	410925111	SS	Fort Worth	TX	Actual/360	4.510%	5,028.32	2,834.51	0.00	N/A	09/11/24	--	1,337,911.22	1,335,076.71	05/11/22
85	302530085	RT	Mansfield	TX	Actual/360	4.830%	5,263.58	2,633.62	0.00	N/A	10/01/24	--	1,307,721.75	1,305,088.13	05/01/22
86	470091830	MF	New York	NY	Actual/360	4.000%	4,259.23	2,902.00	0.00	N/A	09/01/24	--	1,277,769.91	1,274,867.91	05/01/22
87	410924888	MF	North Tonawanda	NY	Actual/360	4.420%	4,599.56	2,678.61	0.00	N/A	09/11/24	--	1,248,748.20	1,246,069.59	05/11/22
88	410922481	RT	Ocoee	FL	Actual/360	5.250%	4,686.12	3,104.10	0.00	N/A	08/01/24	--	1,071,112.30	1,068,008.20	05/01/22
89	470091500	MF	New Rochelle	NY	Actual/360	4.000%	3,541.83	2,425.86	0.00	N/A	08/01/24	--	1,062,548.69	1,060,122.83	05/01/22
91	410925120	MH	Merritt Island	FL	Actual/360	4.380%	3,454.22	2,041.16	0.00	N/A	09/11/24	--	946,361.26	944,320.10	05/11/22
Totals							2,837,882.11	1,176,300.80	0.00				778,421,530.89	777,245,230.09
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 17 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	37,574,574.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	8,784,601.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	26,077,715.83	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	5,199,433.31	3,194,089.72	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	4,880,562.00	2,716,323.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	529,667.18	0.00	--	--	--	0.00	0.00	0.00	0.00	5,365.28	0.00
7	2,560,845.58	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
9	1,084,435.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,590,543.00	1,443,935.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	1,751,969.56	448,908.25	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
14	838,270.05	1,476,427.90	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,681,168.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,628,968.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,610,748.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,959,382.41	1,400,842.86	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	304,899.16	434,483.25	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	981,187.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,107,692.69	345,688.75	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
26	776,319.02	0.00	--	--	--	0.00	5,668.00	0.00	0.00	0.00	0.00
27	0.00	168,404.42	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,148,989.70	249,645.84	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	1,069,563.19	0.00	--	--	--	0.00	0.00	0.00	0.00	8,209.10	0.00
32	665,073.55	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
33	971,751.02	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	757,235.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	698,017.58	204,869.90	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
36	964,793.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	1,214,564.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	496,669.92	481,804.00	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
42	460,863.13	497,247.69	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
43	414,412.08	78,801.74	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	713,521.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	348,980.78	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	344,551.82	329,273.55	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
58	0.00	164,062.59	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
59	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
60	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
61	574,927.98	521,474.36	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
62	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
64	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
67	106,169.00	137,745.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
68	640,998.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
69	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
71	77,084.00	109,934.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
72	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
73	85,513.00	214,458.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
74	317,561.01	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
75	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
76	258,567.40	68,788.42	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
78	118,869.00	82,811.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
79	278,024.17	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
80	67,194.00	148,994.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
82	164,110.00	128,650.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
83	192,560.22	174,462.71	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
85	148,011.86	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
86	148,611.00	99,093.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
87	252,534.91	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
88	148,667.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
89	85,950.00	71,166.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
91	198,878.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	115,056,203.54	15,392,384.95				0.00	5,668.00	0.00	0.00	13,574.38	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 31

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 21 of 31

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.374629%	4.338784%	28
04/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	2,125,097.41	4.374826%	4.338978%	29
03/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	6,503,464.27	4.373987%	4.337998%	30
02/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.376182%	4.340254%	31
01/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.343890%	4.307958%	32
12/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.344101%	4.308166%	33
11/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.344326%	4.308387%	34
10/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.344535%	4.308592%	35
09/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	1,038,025.60	0	0.00	4.344757%	4.308811%	36
08/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.344512%	4.308497%	37
07/16/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	4,866,838.51	4.344716%	4.300659%	38
06/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	1,998,990.26	4.342845%	4.298538%	39
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 22 of 31

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 23 of 31

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		23,427,787	23,427,787		0	0
25 - 36 Months		728,156,050	728,156,050		0	0
37 - 48 Months		25,661,393	25,661,393		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-22	777,245,230	777,245,230	0	0	0	0
Apr-22	778,421,531	778,421,531	0	0	0	0
Mar-22	781,647,313	781,647,313	0	0	0	0
Feb-22	789,459,204	789,459,204	0	0	0	0
Jan-22	790,534,367	790,534,367	0	0	0	0
Dec-21	791,605,380	791,605,380	0	0	0	0
Nov-21	792,748,739	792,748,739	0	0	0	0
Oct-21	793,811,205	793,811,205	0	0	0	0
Sep-21	794,946,323	794,946,323	0	0	0	0
Aug-21	797,040,477	797,040,477	0	0	0	0
Jul-21	798,092,530	798,092,530	0	0	0	0
Jun-21	804,086,511	804,086,511	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 24 of 31

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 31

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 26 of 31

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
6	440000420	0.00	4.48000%	0.00	2.00000%	9	03/30/21	03/30/21	--
26	302530026	0.00	4.66000%	0.00	4.66000%	9	10/28/20	10/15/20	--
42	416000159	4,119,101.43	4.80000%	4,119,101.43 4.80000%		10	07/01/20	06/01/20	08/11/20
42	416000159	0.00	4.80000%	0.00	4.80000%	10	08/11/20	06/01/20	07/01/20
Totals		4,119,101.43		4,119,101.43
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 27 of 31

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 28 of 31

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 29 of 31

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
6	0.00	0.00	0.00	0.00	641.53	0.00	0.00	0.00	0.00	0.00	0.00	31,649.05
26	0.00	0.00	0.00	0.00	590.01	0.00	0.00	0.00	15,083.48	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	1,231.54	0.00	0.00	0.00	15,083.48	0.00	0.00	31,649.05
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		47,964.07

© 2021 Computershare. All rights reserved. Confidential.												Page 30 of 31

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 31 of 31